Performance Management - MML Series Investment Fund	Dec. 31, 2025
MML Focused Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceClass II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘22,	13.66%	Lowest Quarter:	1Q ‘20,	-16.40%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class II	7.90%	8.75%	12.51%
Service Class I	7.75%	8.48%	12.23%

	One Year	Five Years	Ten Years
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	14.59%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Focused Equity Fund | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	13.66%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(16.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML Foreign Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘22,	19.20%	Lowest Quarter:	1Q ‘20,	-26.93%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	32.60%	9.01%	6.72%
Service Class I	32.36%	8.76%	6.46%
MSCI EAFE Index (reflects no deduction for fees or expenses)	31.22%	8.92%	8.18%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MML Foreign Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	19.20%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(26.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML Income & Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘20,	20.63%	Lowest Quarter:	1Q ‘20,	-30.48%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	13.34%	12.35%	10.73%
Service Class	13.11%	12.07%	10.45%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.91%	11.33%	10.53%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Income & Growth Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	20.63%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(30.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML Small/Mid Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance  and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2500 Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2500 Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘20,	29.16%	Lowest Quarter:	1Q ‘20,	-36.08%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	2.40%	8.68%	8.70%
Service Class	2.17%	8.41%	8.42%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)	12.73%	10.02%	9.72%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
MML Small/Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	29.16%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(36.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML Sustainable Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s name and investment strategy changed on April 29, 2022. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	19.65%	Lowest Quarter:	1Q ‘20,	-20.38%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	11.50%	11.93%	12.98%
Service Class	11.32%	11.66%	12.71%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Sustainable Equity Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	19.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(20.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP American Century Mid Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell Midcap Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell Midcap Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘20,	16.89%	Lowest Quarter:	1Q ‘20,	-27.55%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	8.97%	8.80%	9.14%
Service Class	8.62%	8.51%	8.86%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	11.05%	9.83%	9.78%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP American Century Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	16.89%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(27.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP American Century Small Company Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceClass II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘20,	28.58%	Lowest Quarter:	1Q ‘20,	-30.85%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class II	-3.39%	5.15%	8.54%
Service Class I	-3.60%	4.90%	8.28%

	One Year	Five Years	Ten Years
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	12.59%	8.88%	9.27%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP American Century Small Company Value Fund | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	28.58%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(30.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP BlackRock® Equity Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceClass I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	20.41%	Lowest Quarter:	1Q ‘20,	-19.69%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class I	17.36%	13.92%	14.33%
Class II	17.57%	14.10%	14.50%
Class III	17.71%	14.26%	14.66%
Service Class I	17.07%	13.63%	14.05%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP BlackRock® Equity Index Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	20.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(19.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP Fidelity Institutional AM Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s name, investment objective, and investment strategy changed on November 14, 2025. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceClass II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘23,	7.63%	Lowest Quarter:	1Q ‘22,	-6.30%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class II	7.41%	-0.83%	1.83%
Service Class I	7.03%	-1.10%	1.58%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP Fidelity Institutional AM Core Plus Bond Fund | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	7.63%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(6.30%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MML VIP Invesco Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s investment strategy changed on April 25, 2025. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceClass I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	17.23%	Lowest Quarter:	1Q ‘20,	-21.93%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class I	23.00%	7.49%	9.95%
Class II	23.11%	7.51%	9.96%
Service Class I	22.69%	7.24%	9.68%
MSCI ACWI (reflects no deduction for fees or expenses)	22.34%	11.19%	11.72%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MML VIP Invesco Global Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	17.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(21.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP Invesco Main Street Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s name, investment objective, and investment strategy changed on March 2, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceClass II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	18.43%	Lowest Quarter:	2Q ‘22,	-16.72%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class II	16.15%	12.47%	14.45%
Service Class I	15.90%	12.21%	14.17%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP Invesco Main Street Equity Fund | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	18.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(16.72%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MML VIP JPMorgan U.S. Research Enhanced Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s name, investment objective, and investment strategy changed on April 24, 2026. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	7.81%	Lowest Quarter:	1Q ‘20,	-9.74%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	10.59%	7.06%	6.11%
Service Class	10.32%	6.79%	5.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP JPMorgan U.S. Research Enhanced Equity Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	7.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(9.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP Loomis Sayles Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Growth Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Growth Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	23.93%	Lowest Quarter:	2Q ‘22,	-22.66%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	15.09%	14.97%	16.34%
Service Class	14.74%	14.67%	16.05%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.32%	18.13%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP Loomis Sayles Large Cap Growth Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	23.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(22.66%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MML VIP MFS International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceClass II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘20,	32.01%	Lowest Quarter:	1Q ‘20,	-37.03%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Class II	25.54%	7.32%	7.23%

	One Year	Five Years	Ten Years
Service Class I	25.20%	7.07%	6.97%
MSCI EAFE Index (reflects no deduction for fees or expenses)	31.22%	8.92%	8.18%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MML VIP MFS International Equity Fund | Class II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	32.01%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(37.03%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP T. Rowe Price Blue Chip Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Growth Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	27.72%	Lowest Quarter:	2Q ‘22,	-25.53%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	18.41%	11.08%	15.25%
Service Class	18.19%	10.81%	14.97%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.32%	18.13%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP T. Rowe Price Blue Chip Growth Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	27.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(25.53%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MML VIP T. Rowe Price Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘20,	20.94%	Lowest Quarter:	1Q ‘20,	-28.44%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	14.45%	11.14%	10.52%
Service Class	14.10%	10.83%	10.24%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.91%	11.33%	10.53%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP T. Rowe Price Equity Income Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	20.94%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(28.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP T. Rowe Price Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell Midcap Growth Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell Midcap Growth Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	29.00%	Lowest Quarter:	1Q ‘20,	-22.92%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	4.35%	3.82%	9.94%
Service Class	4.10%	3.56%	9.66%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	8.66%	6.65%	12.49%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP T. Rowe Price Mid Cap Growth Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	29.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(22.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP Wellington Small Cap Growth Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Growth Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Growth Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘20,	32.36%	Lowest Quarter:	1Q ‘20,	-28.67%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	7.34%	2.67%	10.59%
Service Class	7.07%	2.41%	10.32%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	13.01%	3.18%	9.57%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP Wellington Small Cap Growth Equity Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	32.36%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(28.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP Conservative Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML VIP Conservative Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML VIP Conservative Allocation Index)
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	11.10%	Lowest Quarter:	1Q ‘20,	-12.16%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	10.29%	3.98%	5.59%
Service Class	9.98%	3.73%	5.33%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Custom MML VIP Conservative Allocation Index (reflects no deduction for fees or expenses)(1)	12.75%	4.55%	6.54%
[1]
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP Conservative Allocation Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	11.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(12.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP Balanced Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and two additional indexes that MML Advisers believes more closely reflect the market segments in which the Fund invests (Bloomberg U.S. Aggregate Bond Index and Custom MML VIP Balanced Allocation Index).
Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and two additional indexes that MML Advisers believes more closely reflect the market segments in which the Fund invests (Bloomberg U.S. Aggregate Bond Index and Custom MML VIP Balanced Allocation Index)
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	12.41%	Lowest Quarter:	1Q ‘20,	-13.65%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	11.10%	4.76%	6.33%
Service Class	10.80%	4.49%	6.06%
MSCI ACWI (reflects no deduction for fees or expenses)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Custom MML VIP Balanced Allocation Index (reflects no deduction for fees or expenses)(1)	14.11%	5.78%	7.64%
[2]
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP Balanced Allocation Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	12.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(13.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP Moderate Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML VIP Moderate Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML VIP Moderate Allocation Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	13.81%	Lowest Quarter:	1Q ‘20,	-16.81%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	11.83%	5.72%	7.08%
Service Class	11.57%	5.46%	6.81%
MSCI ACWI (reflects no deduction for fees or expenses)	22.34%	11.19%	11.72%
Custom MML VIP Moderate Allocation Index (reflects no deduction for fees or expenses)(1)	15.47%	7.01%	8.72%
[3]
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MML VIP Moderate Allocation Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	13.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(16.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP Growth Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML VIP Growth Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML VIP Growth Allocation Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	15.63%	Lowest Quarter:	1Q ‘20,	-18.58%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	12.99%	7.08%	8.38%
Service Class	12.60%	6.78%	8.10%
MSCI ACWI (reflects no deduction for fees or expenses)	22.34%	11.19%	11.72%
Custom MML VIP Growth Allocation Index (reflects no deduction for fees or expenses)(1)	17.51%	8.85%	10.31%
[4]
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MML VIP Growth Allocation Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	15.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(18.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP Aggressive Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML VIP Aggressive Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML VIP Aggressive Allocation Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceInitial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	17.59%	Lowest Quarter:	1Q ‘20,	-21.65%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Initial Class	14.17%	8.36%	9.53%
Service Class	13.91%	8.11%	9.26%
MSCI ACWI (reflects no deduction for fees or expenses)	22.34%	11.19%	11.72%
Custom MML VIP Aggressive Allocation Index (reflects no deduction for fees or expenses)(1)	19.55%	10.69%	11.85%
[5]
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MML VIP Aggressive Allocation Fund | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	17.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(21.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP American Funds Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Growth Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Growth Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceService Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	28.59%	Lowest Quarter:	2Q ‘22,	-23.13%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Service Class I	19.66%	12.89%	17.47%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.32%	18.13%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML VIP American Funds Growth Fund | Service Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	28.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(23.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MML VIP American Funds 65/35 Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML VIP 65/35 Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML VIP 65/35 Allocation Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual PerformanceService Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	14.03%	Lowest Quarter:	1Q ‘20,	-14.25%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance [Table]

	One Year	Five Years	Ten Years
Service Class I	14.54%	7.37%	8.39%
MSCI ACWI (reflects no deduction for fees or expenses)	22.34%	11.19%	11.72%
Custom MML VIP 65/35 Allocation Index (reflects no deduction for fees or expenses)(1)	15.64%	8.61%	9.87%
[6]
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MML VIP American Funds 65/35 Allocation Fund | Service Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	14.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(14.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MML VIP American Funds 80/20 Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund had not begun operations prior to the date of this Prospectus, and therefore has no performance history. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the Fund, along with the performance of the MSCI ACWI as a primary index and the Custom MML VIP 80/20 Allocation Index as a secondary index, will be available after the Fund has been in operation for one calendar year.

[1]
(1)	The Custom MML VIP Conservative Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (60%), Russell 3000® Index (30%), and MSCI ACWI ex USA (10%).

[2]
(1)	The Custom MML VIP Balanced Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (50%), Russell 3000® Index (37.5%), and MSCI ACWI ex USA (12.5%).

[3]
(1)	The Custom MML VIP Moderate Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (40%), Russell 3000® Index (45%), and MSCI ACWI ex USA (15%).

[4]
(1)	The Custom MML VIP Growth Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (25%), Russell 3000® Index (56.25%), and MSCI ACWI ex USA (18.75%).

[5]
(1)	The Custom MML VIP Aggressive Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (10%), Russell 3000® Index (67.5%), and MSCI ACWI ex USA (22.5%).

[6]
(1)	The Custom MML VIP 65/35 Allocation Index is a hypothetical custom index which comprises the S&P 500 Index (55%), Bloomberg U.S. Aggregate Bond Index (35%), and MSCI ACWI ex USA (10%).